Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 124.7%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$350	$373,768

Arizona — 2.0%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A,
5.00%, 07/01/39	190	197,380
5.00%, 07/01/49	210	218,043
5.00%, 07/01/54	165	169,872
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	225	224,555
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	270	307,759
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Varde Project, Series B, 3.60%, 04/01/40	1,250	1,301,425

		2,419,034

California — 16.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,150	1,194,447
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	780	837,767
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	720	818,309
5.25%, 05/01/33	560	628,829
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	1,600	1,684,224
6.25%, 03/01/34	1,250	1,326,312
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,381,720
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	970	1,139,566
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	1,000	1,077,020

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	$1,740	$1,994,684
5.25%, 05/15/38	495	558,969
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	745	832,791
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,460,833
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,158,910
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	490	558,693
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	433,851

		20,086,925

Colorado — 3.1%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	835	428,263
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	574,425
5.50%, 11/15/30	225	257,774
5.50%, 11/15/31	270	308,891
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	320	348,000
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	615	664,975
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	495	499,816

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	$650	$671,820

		3,753,964

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	380	401,983

Florida — 13.3%
Capital Trust Agency, Inc., RB, Advantage Academy of Hillsborough Projects, Series A:
5.00%, 12/15/49	140	151,554
5.00%, 12/15/54	125	135,410
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	575	657,685
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,342,341
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,066,040
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	40	40,938
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	30	30,701
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,129,763
Series A, 5.50%, 10/01/42	2,125	2,409,686
Series B, AMT, 6.00%, 10/01/26	590	683,214
Series B, AMT, 6.00%, 10/01/27	775	897,140
Series B, AMT, 6.25%, 10/01/38	310	358,698
Series B, AMT, 6.00%, 10/01/42	410	472,632
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	851,123
Water & Sewer System, Series B, 5.25%, 10/01/23(b)	500	573,140
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	2,165	2,382,561
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,100,620

Security	Par (000)	Value

Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	$710	$802,974

		16,086,220

Georgia — 3.8%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,000	2,695,840
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	625	669,469
4.00%, 01/01/59	1,180	1,258,647

		4,623,956

Hawaii — 1.9%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,140,140
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	250	282,472
5.25%, 08/01/26	810	914,539

		2,337,151

Idaho — 0.6%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	605	668,834

Illinois — 16.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,115,303
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	645	678,211
Series A, 5.75%, 01/01/39	125	130,756
Series C, 6.50%, 01/01/21(b)	3,680	3,901,205
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,067,820
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,065,790
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,445,152
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,074,530
5.25%, 12/01/43	1,190	1,258,044

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	$1,555	$1,666,929
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	480	550,277
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	940	1,002,031
6.00%, 06/01/21	270	289,850
State of Illinois, GO:
5.25%, 02/01/32	1,000	1,087,720
5.50%, 07/01/33	1,500	1,641,045
5.50%, 07/01/38	280	305,166
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	235	268,368

		20,548,197

Indiana — 0.3%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	408,435

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,151,280
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	650	651,196

		1,802,476

Maryland — 1.6%
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	645	700,283
Series B, 3.35%, 09/01/42	1,200	1,224,552

		1,924,835

Massachusetts — 2.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	735,268
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 01/01/41	525	587,454
Series A, 4.00%, 07/01/44	685	740,464

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$520	$526,313

		2,589,499

Michigan — 0.5%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	5	5,018
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	515	605,867

		610,885

Minnesota — 3.0%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,790	3,081,555
5.25%, 02/15/58	475	564,062

		3,645,617

Mississippi — 1.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,421,324
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	260	298,795

		1,720,119

Nevada — 2.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	2,375	2,388,704

New Jersey — 8.1%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	1,000	1,124,450
(AGM), 5.00%, 01/01/31	530	594,119
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	676,870
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	1,885	2,143,698
Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,771,008
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	550	606,876

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$525	$629,701
Series A, 5.00%, 06/01/46	1,255	1,430,273
Sub-Series B, 5.00%, 06/01/46	740	817,552

		9,794,547

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44(d)	100	110,622

New York — 5.5%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	1,530	1,858,292
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	669,432
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,500	2,613,350
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	1,410	1,561,787

		6,702,861

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	995	1,002,472
County of Hamilton Ohio, RB, Cincinnati Children’s Hospital Medical Center, Series CC, 5.00%, 11/15/49	830	1,220,391
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,684,695

		3,907,558

Oklahoma — 0.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	465,356

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	475	242,464

Security	Par (000)	Value

Oregon (continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(c)	$470	$262,034

		504,498

Pennsylvania — 2.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Mortgage, Series 123-B, 4.00%, 10/01/42	935	990,492
Series 129, 3.40%, 10/01/49	1,500	1,543,320

		2,533,812

Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	495	510,533
Series A-1, 5.00%, 07/01/58	862	902,135
Series A-2, 4.78%, 07/01/58	2,371	2,440,304
Series B-1, 4.75%, 07/01/53	164	169,012
Series B-2, 4.78%, 07/01/58	159	163,180

		4,185,164

Rhode Island — 1.2%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	430	449,539
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	950	1,055,878

		1,505,417

South Carolina — 12.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,676,726
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/26	1,810	2,064,830
6.00%, 07/01/38	1,155	1,320,373
5.50%, 07/01/41	1,000	1,121,970
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	2,710	3,109,129
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	715	833,654
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	942,056
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	750	903,240

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$40	$45,143
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,795	2,031,922
Series E, 5.25%, 12/01/55	425	493,055

		14,542,098

Tennessee — 2.1%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	205	221,666
5.25%, 10/01/58	1,930	2,340,704

		2,562,370

Texas — 11.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,035,825
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,878,200
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,037,595
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	828,134
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	2,120	2,280,738
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,335	2,588,814
1st Tier (AGM), 6.00%, 01/01/21(b)	1,000	1,055,020
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	420	468,325
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	580,094
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(c)	1,000	408,400
CAB, 0.00%, 08/01/42(c)	615	237,476

Security	Par (000)	Value

Texas (continued)
5.00%, 08/01/57	$210	$246,979

		13,645,600

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	100	106,530

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	380	406,927

Washington — 2.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	1,000	1,049,810
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(b)	725	761,112
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	195	212,020
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(a)	1,000	1,128,630

		3,151,572

Wisconsin — 0.7%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(a)(d)	115	123,175
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	711,566

		834,741

Total Municipal Bonds — 124.7% (Cost — $140,420,453)		151,350,275

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 5.9%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,050	2,385,482
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,520	1,723,194

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	$2,565	$3,080,411

		7,189,087

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	1,310	1,400,822

Connecticut — 1.2%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,420,663

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	851,170

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,111,797

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,570	1,740,141

Illinois — 0.9%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,145,057

Iowa — 1.0%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,275	1,260,452

Michigan — 1.3%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,444	1,583,321

Nevada — 3.7%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,200	4,445,784

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,047,972

Security	Par (000)	Value

New York — 11.8%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	$2,380	$2,907,479
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,740	1,900,202
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(b)	2,999	3,262,144
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(b)	619	653,825
5.75%, 02/15/47	381	402,213
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,245,819
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,770	1,919,174

		14,290,856

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	877	936,767

Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	2,000,505

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	1,994,865

Texas — 1.5%
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	982	1,040,182

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
3.75%, 09/01/49	$697	$738,097

		1,778,279

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,668	2,077,631

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)	1,391	1,538,835

Wisconsin — 2.5%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,222	1,320,825

Security	Par (000)	Value

Wisconsin (continued)
4.45%, 05/01/57	$1,528	$1,651,060

		2,971,885

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.9% (Cost — $47,752,540)		50,785,889

Total Long-Term Investments — 166.6% (Cost — $188,172,993)		202,136,164

	Shares

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(g)(h)	1,357,234	1,357,370

Total Short-Term Securities — 1.1% (Cost — $1,357,370)		1,357,370

Total Investments — 167.7% (Cost — $189,530,363)		203,493,534

Other Assets Less Liabilities — 1.1%		1,248,611

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(26,903,082)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (46.6)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$121,339,063

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between November 15, 2019, to August 01, 2027, is $5,288,748.

(g)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT)

(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,088,769	(731,535)	1,357,234	$1,357,370	$1,657	$(3)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	10	12/19/19	$1,303	$3,269
Long U.S. Treasury Bond	29	12/19/19	4,680	30,923
5-Year U.S. Treasury Note	13	12/31/19	1,550	1,521

				$35,713

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$202,136,164	$—	$202,136,164
Short-Term Securities	1,357,370	—	—	1,357,370

	$1,357,370	$202,136,164	$—	$203,493,534

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$35,713	$—	$—	$35,713

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(26,821,206)	$—	$(26,821,206)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(83,321,206)	$—	$(83,321,206)

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